Note 10 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 10 – Commitment and Contingencies

KVM Capital Partners Investment Agreement

On June 11, 2013, the Company entered into an Investment Agreement (the “Original KVM Agreement”) with KVM Capital Partners (“KVM”), whereby the parties also agreed to enter into a registration rights agreement (the “Registration Rights Agreement”). Pursuant to the terms of the Original KVM Agreement, for a period of 36 months commencing on the trading day immediately following date of effectiveness of a registration statement to be filed by the Company, KVM will commit to purchase up to $1,500,000 of the Company’s common stock, pursuant to a notice from the Company, covering the Registrable Securities (as defined below). The purchase price of the shares under the Original KVM Agreement is equal to a 22.5% percent discount to the average of the three lowest closing bids during the last seven trading days after the Company delivers to KVM a put notice in writing requiring KVM to purchase shares of the Company, subject to the terms of the Original KVM Agreement. As further consideration for KVM entering into and structuring the Original KVM Agreement, the Company paid KVM a $10,000 fee by issuing KVM 250,000 restricted shares of the Company’s common stock on June 11, 2013.

On September 15, 2014, the Company and KVM entered into a termination agreement (the “Termination Agreement”), to cancel the Original KVM Agreements and all of the transactions contemplated thereby. Notwithstanding the Termination Agreement, the 250,000 restricted shares of the Company’s common stock issued under the Original KVM Agreement were fully earned when issued, and retained by KVM.

               On September 15, 2014, the Company entered into a new investment agreement (the “New Investment Agreement”) with KVM, whereby the parties also agreed to enter into a new registration rights agreement (the “New Registration Rights Agreement”). Pursuant to the terms of the New Investment Agreement, for a period of 36 months commencing on the trading day immediately following date of effectiveness of a registration statement, KVM shall commit to purchase up to $1,500,000 of the Company’s common stock, par value $0.001 per share. The purchase price of the shares under the New Investment Agreement is equal to a 22.5% discount to the average of the three lowest closing bids as calculated using the average of the three lowest closing bids during the last 7 trading days after the Company delivers to KVM a notice in writing requiring KVM to purchase shares of the Company, subject to the terms of the New Investment Agreement. The maximum amount of shares that the Company can sell to KVM on each notice is 200% of dollar trading volume (U.S. market only) of the Company’s common stock for the 10 trading days immediately prior to the notice date so long as such amount does not exceed 4.99% of the Company’s outstanding shares. The Company shall not submit another notice before a previous notice is completed.

               Pursuant to the terms of the New Registration Rights Agreement, the Company is obligated to file a registration statement with the U.S. Securities and Exchange Commission (the “SEC’) to cover the shares issued under the New Investment Agreement within 21 days of closing. The Company must use its commercially reasonable efforts to cause the registration statement to be declared effective by the SEC. The Company filed a registration statement on September 16, 2014, however, the registration statement is not yet effective.

Maxxon/Globe Joint Venture Agreement

In September 2005, the Company filed a patent on its RevVac™ Safety Syringe with Globe Med Tech which gave a 50% ownership of this patent to the Company and 50% to Globe Med Tech. On November 3, 2005, the Company (f.k.a. Maxxon, Inc.,) and Globe Med Tech, Inc. (“Globe”) entered into a definitive joint venture agreement (the “Joint Venture Agreement”) to patent, develop, manufacture, market and distribute safety needle products throughout the world.  The Company and Globe each owned 50% of the joint venture.   The Company contributed its safety syringe technology and patent rights related thereto and Globe contributed its safety syringe IV catheter and patent rights related thereto.  In connection with the Joint Venture Agreement, the Company issued restricted shares of its common stock, valued at $625,066, to Globe.  Subsequent to December 31, 2006, the Company ended the Joint Venture Agreement and cancelled the restricted shares of common stock that were issued to Globe pursuant to the agreement.  The above noted patent was issued on January 13, 2009.

On March 1, 2007, the Company filed a lawsuit in the District Court of Tulsa County, Oklahoma against Globe to rescind, terminate and seek monetary damages for the non-fulfillment and breach of the Joint Venture Agreement, and other related agreements, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements.  On October 29, 2008, the Company filed in the District Court of Harris County, Texas, a lawsuit for fraud and contempt of court for Globe and Andy Hu, individually.  On October 21, 2011, the Company was granted its request for summary judgment against Globe and awarded $311,440 and the return of 266,666 shares of the Company’s common stock by a Federal District Court in Tulsa County, Oklahoma.  In addition to the monetary award and the return of the Company’s common stock, Globe is also required to return all syringes, design files, and sample molds to the Company.  Furthermore, the Court ordered that Globe assign to the Company all rights to the patent issued on January 13, 2009 for the RevVac™ Safety Syringe.  Globe is prohibited from claiming any interest or ownership in the Company’s safety vacuum syringes going forward.

 On April 30, 2013, the Company exercised its legal rights under a writ of execution in Harris County, Texas, pursuant to which the Company seized all valuable property from Globe Med Tech’s office including 266,666 restricted shares of common stock of Revolutions Medical, all design and patent files relating to its auto retractable vacuum safety syringe, furniture, computers, phones and other office equipment and information. Globe’s web hosting company has been notified and ordered under the judgment and writ of execution to shut down Globe’s website until all information and references of ownership, patents and awards regarding the RevVac™ Safety Syringe are removed from the website. The Company will continue to use all available legal means under the judgment until all monies are collected and the judgment is satisfied in full. On August 27, 2013, the Company cancelled the 266,666 shares.

MIG and SPD

On September 26, 2012, the Company filed suit in South Carolina Federal District Court against Strategic Product Development ("SPD"), Richard H. Theriault, Vita S. Theriault, Darius R. Theriault, Raminta Theriault, Goddard Technologies, Inc. ("GTI") and others, claiming that the defendants purposely and materially misled and misrepresented capabilities and progress on a variety of initiatives related to the development and manufacture of the Company's RevVac™ Safety Syringe to officers and directors of Revolutions Medical, which caused a delay in its production of approximately one year. The suit further alleges that Richard H. Theriault and other defendants defrauded the Company and misappropriated funds in violation of the United States' Racketeer Influenced and Corrupt Organizations Act and that GTI improperly assigned certain rights to the Company's new provisional patents to SPD without authorization. In February, 2013 the Company changed the venue to the United States District Court of Massachusetts against GTI. On February 17, 2014, the Company amended its claims against GTI and certain employees at Goddard to include negligence and unfair trade practices both in the state of MA and in SC based upon supplemental discovery provided by Goddard’s attorney. Depositions and the jury trial are being scheduled for the fourth quarter of 2014.

On January 2, 2013, the Company won its arbitration proceeding concerning its counter claims against Richard Theriault, former manufacturer, Medical Investment Group (“MIG”) and former consultant, SPD. The monetary award included $770,000 in recoupment of production costs plus interest, legal fees and other arbitration costs, which will total approximately $1 million. In other claims, Theriault was found guilty of fraud in the inducement and breach of contract and was found to have no rights to any of the Company's proprietary technology, files, drawings, designs, patents or products. A panel of the American Arbitration Association (“Arbitrator”) determined that all production mold payments made by the Company to MIG for the manufacturing of production molds had instead been used by Mr. Theriault for other non-production related purposes. The Arbitrator ruled that the only assets in which production was funded by MIG from the Company’s production payments were $10,000 in trial molds. The equipment asset on the balance sheet was reduced by $710,000 and charged to impairment of assets in 2012 as the payments were not associated with a production or trial mold. The $770,000 award is for the recovery of damages related to these production payments. The gain related to this award will be recorded when collected. The Company has retained counsel in Massachusetts and South Carolina to assist in efforts to collect these damages.

On February 2, 2013, Richard H. Theriault, MIG, SPD, and other Theriault corporate entities, filed for bankruptcy in Massachusetts under Chapter 11. The South Carolina lawsuit has been temporarily stayed. On March 13, 2013, United States Federal District Court in Massachusetts granted an injunction against Richard H. Theriault and MIG, enjoining and restraining them from transferring or alienating any assets in their possession without approval from the Court. On May 6, 2013, that court upheld its ruling in favor of continuing the injunction. On September 17, 2013 the bankruptcy court allowed the Company to lift the stay to confirm the arbitration judgment in South Carolina.

On May 7, 2014, the United States Bankruptcy Court for the District of Massachusetts (Eastern Division) entered an Order confirming the First Amended Plan of Reorganization dated February 14, 2014 filed by Richard H. Theriault. The Company expects to receive a payment of approximately $125,000 under the plan. The Company and Mr. Theriault also entered into a Settlement Agreement dated January 29, 2014 (the “Settlement Agreement”) that was part of the Plan. Pursuant to the Settlement Agreement, Mr. Theriault and MIG agreed to pay an aggregate of $320,000 plus accrued interest to the Company in quarterly payments beginning on January 1, 2015. Interest on that amount accrues at 3% beginning as of the date of the Order. The first two payments will be $26,667, the third payment will be $40,000 and each of the final nine payments will be $25,185. In return, the Company agreed to dismiss its pending action in the United States District Court of South Carolina (the “S.C. Action”) against Mr. Theriault, his family members and certain of his companies within 15 days of the Order provided those defendants execute a release of all claims that they have asserted or could have asserted against the Company in the S.C. Action. The Settlement Agreement did not include the Company’s pending adversary proceeding in the Bankruptcy Court against SPD regarding a dispute involving patents for the RevVac™ pre-filled auto-retractable syringes or a release of SPD and Ira Rakatansky in United States District Court of South Carolina. The Company continues to preserve all of its legal rights against SPD. $122,700 cash collected from this settlement during the nine months ended September 30, 2014 was recorded in other income.

On December 4, 2014. Revolutions Medical settled its case in United States District Court of South Carolina against Ira Rakatansky. For the sum of $5,000 paid to Revolutions Medical all claims were dismissed with prejudice against Mr. Rakatansky. Effective December 19, 2014, Revolutions Medical and Strategic Product Development (SPD) settled its case in United States District Court of South Carolina. Under terms of the settlement, SPD assigned all prefilled safety syringe patents to Revolutions Medical, dismissed all claims to any technologies or derivative technologies regarding any products or future products involving any vacuum auto retractable syringe technology and dismissed all counterclaims with prejudice against the Company. In return, Revolutions Medical dismissed all claims with prejudice against SPD.

Thomas G. O’Brien

On October 1, 2012, the Company filed suit in South Carolina Federal District Court against its former President and Director, Thomas G. O'Brien (“O’Brien”), alleging that O'Brien, as a director and officer of the Company, committed fraud, disregarded his fiduciary duties, and breached other obligations owed to the Company and its shareholders, by facilitating and negotiating contracts on behalf of the Company while at the same time sharing confidential Company information with, and receiving bribes from, Richard H. Theriault, SPD, and Medical Investment Group, (MIG). The complaint seeks to recover actual and punitive damages as well as a return of all salary paid to O'Brien under his employment agreement and over 3 million restricted shares. On January 17, 2013, the South Carolina lawsuit was dismissed without prejudice, so the Company can pursue all of its claims against Thomas G. O'Brien in arbitration. No arbitration case is presently pending between the Company and O’Brien.

JMJ Financial, Inc.

A lawsuit was filed against the Company by JMJ Financial (“JMJ”) in Miami-Dade County, Florida on March 15, 2012. The lawsuit claims that the Company breached the terms of the convertible debt agreement by failing to issue shares requested in a stock conversion by JMJ on January 9, 2012 for 1,000,000 shares and on January 30, 2012 for 1,226,049 shares.  JMJ is seeking the delivery of 2,226,049 shares of common stock of the Company, plus costs and prejudgment interest. On August 30, 2012, the Company filed its counterclaims against JMJ, which included fraud by concealment, among other claims. The Company alleges that Keener and JMJ had a responsibility and obligation under Florida law to disclose during the negotiations of the agreement the fact that Keener and JMJ had outstanding and current issues with these type of convertible notes with DTC which could do detrimental harm to liquidity and electronic transfer of the Company's stock if DTC eligibility was “chilled”. In the securities trading industry, the loss of eligibility for electronic trading, transfer, and delivery of common stock is known as a “chill”. This would severely hamper future capital raising and harm its current shareholders but would solely benefit Keener and JMJ under the default clauses in this agreement. On March 14, 2013 the Company did receive a letter from the DTC advising that a “chill” was placed on its stock. All of the JMJ share issuances were among the share issuances that the DTC identified to be reviewed. In July 2013, the Company won its motion to compel discovery from JMJ and Keener to provide all documents related to all financings with public companies that Keener and JMJ were involved, especially companies that DTC put a "chill" on their publicly traded stock and any regulatory actions or rulings against Keener and JMJ. On October 14, 2013, the DTC advised the Company that the “chill” had been lifted. If a positive settlement cannot be negotiated, the Company plans on bringing their counterclaims in a jury trial court proceeding.

 SEC

On September 20, 2012, the SEC filed a civil complaint in Federal District Court in Georgia against the Company, alleging that the Company issued four misleading press releases during the period from August 2010 through October 2010 and one misleading press release in July 2011, related to the Company’s production schedule of its RevVac™ safety syringe, pending government award and contract, and defense logistic agency product listings. The SEC names the Company’s current Chief Executive Officer, Rondald L. Wheet, as a co-defendant. Among other relief, the SEC seeks an order requiring the Company to disgorge approximately $1,100,000 received from its equity line financing from August 2010 through May 2011 with Auctus Private Equity Fund, in addition to other civil penalty amounts, and the SEC is seeking an officer and director bar against its Chief Executive Officer.

The Company filed its answer on November 8, 2012 and its amended answer on January 21, 2013. The discovery is currently ongoing and no trial date has been set by the court. Because discovery is currently ongoing, the Company is not able to project the possible outcome.

On August 15, 2014, the Company filed with the Federal District Court in Northern District of Georgia for summary judgment for the dismissal of the SEC case pending against it. The Company filed its final brief in support of its summary judgment on October 15, 2014 and is awaiting the court’s decision.

TCA Global Credit Master Fund, L.P.

On April 26, 2013 (the “Effective Date”), the Company finalized a securities purchase agreement with TCA. Pursuant to the terms of the purchase agreement, TCA shall purchase from the Company up to $2 million of senior secured convertible redeemable debentures.  The debentures shall be purchased in a series of closings and pursuant to the first such closing, as of the Effective Date, TCA purchased that certain senior convertible redeemable debenture in the amount of $250,000.  The Company’s obligations to TCA under the debentures are secured by that certain security agreement granting TCA an unconditional and continuing first priority security interest in all of the Company’s assets and that certain stock pledge agreement granting TCA a continuing and first priority security interest in certain stock of the Company.

Under the purchase agreement, as consideration for advisory services provided by TCA to the Company prior to the Effective Date, the Company shall pay to TCA a fee by issuing to TCA that number of shares of the Company’s common stock that equal a dollar amount of $100,000 (the “Advisory Fee Shares”).  It is the intention of the Company and TCA that the value of the Advisory Fee Shares shall equal $100,000.  In the event the value of the Advisory Fee Shares issued to TCA does not equal $100,000 after the sale of all Advisory Fee Shares, the purchase agreement provides for an adjustment provision allowing for necessary action to adjust the number of shares issued.  Additionally, TCA shall receive certain other fees pursuant to the purchase agreement.

Lease Agreement

On June 25, 2014, the Company entered into a lease agreement with NLP Park West, LLC. The lease commenced on July 1, 2014 and has a 5-year term. Pursuant to the agreement, the Company will pay a base rent of $40,640 per year and additional pass-through expense, such as common area maintenance, insurance and taxes. The additional expense is estimated to be $10,709 for the first year of rent. The base rent increases 3% annually.

Future minimum payments for the base rent under the lease agreement for each of the following periods are as follows:

For the year ending December 31,	Amount

2015	$41,250
2016	42,486
2017	43,764
2018	45,078
2019	22,872
Total	$195,450

Note 10 – Commitments and Contingencies

KVM Capital Partners Investment Agreement

On June 11, 2013, the Company entered into an Investment Agreement (the “Investment Agreement”) with KVM Capital Partners (“KVM”), whereby the parties also agreed to enter into a registration rights agreement (the “Registration Rights Agreement”). Pursuant to the terms of the Investment Agreement, for a period of 36 months commencing on the trading day immediately following date of effectiveness of the Registration Statement, KVM will commit to purchase up to $1,500,000 of the Company’s common stock, pursuant to a notice from the Company (“Puts”), covering the Registrable Securities (as defined below). The purchase price of the Shares under the Investment Agreement is equal to a 22.5% percent discount to the average of the three lowest closing bids during the last seven trading days after the Company delivers to KVM a Put notice in writing requiring KVM to purchase shares of the Company, subject to the terms of the Investment Agreement.

The Registrable Securities include (1) shares of the Company’s common stock and (2) any shares of capital stock issued or issuable with respect to the Company’s common stock, if any, as a result of any stock split, stock dividend, recapitalization, exchange or similar event or otherwise, which have not been (1) included in the Registration Statement that has been declared effective by the SEC, or (2) sold under circumstances meeting all of the applicable conditions of Rule 144 (or any similar provision then in force) under the 1933 Act.

As further consideration for KVM entering into and structuring the Investment Agreement, the Company paid to KVM a $10,000 fee by issuing to KVM 250,000 restricted shares of its common stock on June 11, 2013. As of December 31, 2013, the Company has not filed a Registration Statement and, accordingly, has no availability under this agreement.

Maxxon/Globe Joint Venture Agreement

In September 2005, the Company filed a patent on its RevVac™ Safety Syringe with Globe Med Tech which gave a 50% ownership of this patent to the Company and 50% to Globe Med Tech. On November 3, 2005, the Company (f.k.a. Maxxon, Inc.,) and Globe Med Tech, Inc. (“Globe”) entered into a definitive joint venture agreement (the “Joint Venture Agreement”) to patent, develop, manufacture, market and distribute safety needle products throughout the world.  The Company and Globe each owned 50% of the joint venture.   The Company contributed its safety syringe technology and patent rights related thereto and Globe contributed its safety syringe IV catheter and patent rights related thereto.  In connection with the Joint Venture Agreement, the Company issued restricted shares of its common stock, valued at $625,066, to Globe.  Subsequent to December 31, 2006, the Company ended the Joint Venture Agreement and cancelled the restricted shares of common stock that were issued to Globe pursuant to the agreement.  The above noted patent was issued on January 13, 2009.

On March 1, 2007, the Company filed a lawsuit in the District Court of Tulsa County, Oklahoma against Globe to rescind, terminate and seek monetary damages for the non-fulfillment and breach of the Joint Venture Agreement, and other related agreements, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements.  On October 29, 2008, the Company filed in the District Court of Harris County, Texas, a lawsuit for fraud and contempt of court for Globe and Andy Hu, individually.  On October 21, 2011, the Company was granted its request for summary judgment against Globe and awarded $311,440 and the return of 266,666 shares of the Company’s common stock by a Federal District Court in Tulsa County, Oklahoma.  In addition to the monetary award and the return of the Company’s common stock, Globe is also required to return all syringes, design files, and sample molds to the Company.  Furthermore, the Court ordered that Globe assign to the Company all rights to the patent issued on January 13, 2009 for the RevVac™ Safety Syringe.  Globe is prohibited from claiming any interest or ownership in the Company’s safety vacuum syringes going forward.

On April 30, 2013, the Company exercised its legal rights under a writ of execution in Harris County, Texas, pursuant to which the Company seized all valuable property from Globe Med Tech’s office including 266,666 restricted shares of common stock of Revolutions Medical, all design and patent files relating to its auto retractable vacuum safety syringe, furniture, computers, phones and other office equipment and information.  Globe’s web hosting company has been notified and ordered under the judgment and writ of execution to shut down Globe’s website until all information and references of ownership, patents and awards regarding the RevVac™ Safety Syringe are removed from the website. The Company will continue to use all available legal means under the judgment until all monies are collected and the judgment is satisfied in full. On August 27, 2013, the Company cancelled the 266,666 shares.

MIG and SPD

On September 26, 2012, the Company filed suit in South Carolina Federal District Court against Strategic Product Development ("SPD"), Richard H. Theriault, Vita S. Theriault, Darius R. Theriault, Raminta Theriault, Goddard Technologies, Inc. ("GTI") and others, claiming that the defendants purposely and materially misled and misrepresented capabilities and progress on a variety of initiatives related to the development and manufacture of the Company's RevVac™ Safety Syringe to officers and directors of Revolutions Medical, which caused a delay in its production of approximately one year. The suit further alleges that Richard H. Theriault and other defendants defrauded the Company and misappropriated funds in violation of the United States' Racketeer Influenced and Corrupt Organizations Act and that GTI improperly assigned certain rights to the Company's new provisional patents to SPD without authorization. In February, 2013 the Company changed the venue to the United States District Court of Massachusetts against GTI. On February 17, 2014, the Company amended its claims against GTI and certain employees at Goddard to include negligence and unfair trade practices both in the state of MA and in SC based upon supplemental discovery provided by Goddard’s attorney. Depositions and the jury trial are being scheduled for the second quarter of 2014.

  On January 2, 2013, the Company won its arbitration proceeding concerning its counter claims against Richard Theriault, former manufacturer, Medical Investment Group (“MIG”) and former consultant, SPD.  The monetary award included $770,000 in recoupment of production costs plus interest, legal fees and other arbitration costs, which will total approximately $1 million. In other claims, Theriault was found guilty of fraud in the inducement and breach of contract and was found to have no rights to any of the Company's proprietary technology, files, drawings, designs, patents or products. A panel of the American Arbitration Association (“Arbitrator”) determined that all production mold payments made by the Company to MIG for the manufacturing of production molds had instead been used by Mr. Theriault for other non-production related purposes. The Arbitrator ruled that the only assets in which production was funded by MIG from the Company’s production payments were $10,000 in trial molds. The equipment asset on the balance sheet was reduced by $710,000 and charged to impairment of assets in 2012 as the payments were not associated with a production or trial mold. The $770,000 award is for the recovery of damages related to these production payments.  The gain related to this award will be recorded when collected. The Company has retained counsel in Massachusetts and South Carolina to assist in efforts to collect these damages.

On February 2, 2013, Richard H. Theriault, MIG, SPD, and other Theriault corporate entities, filed for bankruptcy in Massachusetts under Chapter 11. The South Carolina lawsuit has been temporarily stayed. On March 13, 2013, United States Federal District Court in Massachusetts granted an injunction against Richard H. Theriault and MIG, enjoining and restraining them from transferring or alienating any assets in their possession without approval from the Court. On May 6, 2013, that court upheld its ruling in favor of continuing the injunction. On September 17, 2013 the bankruptcy court allowed the Company to lift the stay to confirm the arbitration judgment in South Carolina. The Company continues to pursue all of its rights in the Theriault bankruptcy. Theriault and MIG have recently filed a settlement proposal and plan with the bankruptcy court for approval by all creditors and a hearing is scheduled on May 7, 2014. The Company has accepted from Theriault and MIG $125,000 in a cash disbursement and $320,000 in annuity payments over 4 years along with other considerations and awaits confirmation at the hearing. The Company continues to preserve all of its legal rights against SPD.

Thomas G. O’Brien

On October 1, 2012, the Company filed suit in South Carolina Federal District Court against its former President and Director, Thomas G. O'Brien (“O’Brien”), alleging that O'Brien, as a director and officer of the Company, committed fraud, disregarded his fiduciary duties, and breached other obligations owed to the Company and its shareholders, by facilitating and negotiating contracts on behalf of the Company while at the same time sharing confidential Company information with, and receiving bribes from, Richard H. Theriault, SPD, and Medical Investment Group, (MIG). The complaint seeks to recover actual and punitive damages as well as a return of all salary paid to O'Brien under his employment agreement and over 3 million restricted shares.  On January 17, 2013, the South Carolina lawsuit was dismissed without prejudice, so the Company can pursue all of its claims against Thomas G. O'Brien in arbitration. No arbitration case is presently pending between the Company and O’Brien.

JMJ Financial, Inc.

A lawsuit was filed against the Company by Justin Keener d/b/a JMJ Financial (“JMJ”) in Miami-Dade County, Florida on March 15, 2012. The lawsuit claims that the Company breached the terms of the convertible debt agreement by failing to issue shares requested in a stock conversion by JMJ on January 9, 2012 for 1,000,000 shares and on January 30, 2012 for 1,226,049 shares.  JMJ is seeking the delivery of 2,226,049 shares of common stock of the Company, plus costs and prejudgment interest. On August 30, 2012, the Company filed its counterclaims against JMJ, which included fraud by concealment, among other claims. The Company alleges that JMJ had a responsibility and obligation under Florida law to disclose during the negotiations of the agreement the fact that Keener and JMJ had outstanding and current issues with these type of convertible notes with DTC which could do detrimental harm to liquidity and electronic transfer of the Company's stock if DTC eligibility was “chilled”. In the securities trading industry, the loss of eligibility for electronic trading, transfer, and delivery of common stock is known as a “chill”. This would severely hamper future capital raising and harm its current shareholders but would solely benefit Keener and JMJ under the default clauses in this agreement. On March 14, 2013 the Company did receive a letter from the DTC advising that a “chill” was placed on its stock. All of the JMJ share issuances were among the share issuances that the DTC identified to be reviewed. In July 2013, the Company won its motion to compel discovery from JMJ and Keener to provide all documents related to all financings with public companies that Keener and JMJ were involved, especially companies that DTC put a "chill" on their publicly traded stock and any regulatory actions or rulings against Keener and JMJ. On October 14, 2013, the DTC advised the Company that the “chill” had been lifted. If a positive settlement cannot be negotiated, the Company plans on bringing their counterclaims in a jury trial court proceeding.

SEC

On September 20, 2012, the Securities and Exchange Commission (“SEC”) filed a civil complaint in Federal District Court in Georgia against the Company and Rondald L. Wheet, the Company’s current Chief Executive Officer, alleging that between approximately August 2010 and July 2011, the Company and its Chief Executive Officer issued a series of misleading press releases that contained statements designed to convey the impression that, among other things, the Company had finalized the development of a safe and effective syringe, the syringe was slated for imminent mass manufacturing and commercial distribution, and the Company had entered into, or was on the cusp of entering into, binding mass sales and distribution agreements, including a sales agreement with the U.S. Department of Defense. However, contrary to the statements made in the Company’s press releases, the Company had not developed a safe and effective syringe ready for mass manufacturing or commercial distribution, and had not entered into any binding agreements for the sale and distribution of such a final product. The SEC’s complaint further alleges that, through the press releases, the Company artificially inflated the price of the Company’s shares, and that the Company sold shares to a third-party hedge fund at inflated prices. Among other relief, the SEC seeks an order requiring the Company to disgorge approximately $1,000,000 received from its equity line financing from August 2010 through May 2011 with Auctus Private Equity Fund, in addition to other civil penalty amounts, and the SEC is seeking an officer and director bar against its Chief Executive Officer.

The Company filed its answer on November 8, 2012 and its amended answer on January 21. The discovery is currently ongoing and no trial date has been set by the court. Because discovery is currently ongoing, the Company is not able to project the possible outcome.

TCA Global Credit Master Fund, L.P.

On April 26, 2013 (the “Effective Date”), the Company finalized a securities purchase agreement with TCA. Pursuant to the terms of the purchase agreement, TCA shall purchase from the Company up to $2 million of senior secured convertible redeemable debentures.  The debentures shall be purchased in a series of closings and pursuant to the first such closing, as of the Effective Date, TCA purchased that certain senior convertible redeemable debenture in the amount of $250,000.  The Company’s obligations to TCA under the debentures are secured by that certain security agreement granting TCA an unconditional and continuing first priority security interest in all of the Company’s assets and that certain stock pledge agreement granting TCA a continuing and first priority security interest in certain stock of the Company.

Under the purchase agreement, as consideration for advisory services provided by TCA to the Company prior to the Effective Date, the Company shall pay to TCA a fee by issuing to TCA that number of shares of the Company’s common stock that equal a dollar amount of $100,000 (the “Advisory Fee Shares”).  It is the intention of the Company and TCA that the value of the Advisory Fee Shares shall equal $100,000.  In the event the value of the Advisory Fee Shares issued to TCA does not equal $100,000 after the sale of all Advisory Fee Shares, the purchase agreement provides for an adjustment provision allowing for necessary action to adjust the number of shares issued.  Additionally, TCA shall receive certain other fees pursuant to the purchase agreement.